Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Trade, allowance for doubtful accounts	$ 352	$ 737	$ 1,043
Notes and other, allowance for doubtful accounts	988	988	1,501
Seismic Data Library Accumulated Amortization	911,781	889,804	751,980
Property and equipment, accumulated depreciation and amortization	13,755	13,461	11,882
Intangible assets, accumulated amortization	$ 35,214	$ 34,087	$ 29,378
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100	100	100
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100